Description Of Business And Significant Accounting Policies (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Description Of Business And Significant Accounting Policies [Abstract]
Basis Of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements as of September 30, 2020 and September 30, 2019 have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Item 210 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The condensed consolidated balance sheet as of December 31, 2019 is derived from the audited financial statements but does not include all disclosures required by U.S. GAAP.  The Company believes that the disclosures made are adequate to make the information not misleading. In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation for the periods presented have been included as required by Regulation S-X, Rule 10-01.  Operating results for the three months and nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for the year ended December 31, 2020. It is suggested that these condensed consolidated financial statements be read in conjunction with the Company’s consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019.

Principles Of Consolidation
Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries after elimination of all significant intercompany transactions and balances.

Principles of Consolidation

The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).  The consolidated financial statements include the accounts of the Company, and its wholly owned subsidiaries after elimination of all significant intercompany transactions and balances.

Use Of Estimates
Use of Estimates

The accompanying condensed consolidated financial statements are prepared in conformity with U.S. GAAP which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Significant estimates include reserve quantities and estimated future cash flows associated with proved reserves, which significantly impact depletion expense and potential impairments of oil and natural gas properties, income taxes and the valuation of deferred tax assets, stock-based compensation, and commitments and contingencies.  We analyze our estimates based on historical experience and various other assumptions that we believe to be reasonable. While we believe that our estimates and assumptions used in preparation of the condensed consolidated financial statements are appropriate, actual results could differ from those estimates and assumptions.

Use of Estimates

The accompanying consolidated financial statements are prepared in conformity with U.S. GAAP which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Significant estimates include reserve quantities and estimated future cash flows associated with proved reserves, which significantly impact depletion expense and potential impairments of oil and natural gas properties, income taxes and the valuation of deferred tax assets, stock-based compensation and commitments and contingencies.  We analyze our estimates based on historical experience and various other assumptions that we believe to be reasonable. While we believe that our estimates and assumptions used in preparation of the consolidated financial statements are appropriate, actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition

The Company identifies the contracts with each of its customers and the separate performance obligations associated with each of these contracts.  Revenues are recognized when the performance obligations are satisfied and when control of goods or services are transferred to customers at an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services.

Crude oil is sold on a month-to-month contract at a price based on an index price from the purchaser, net of differentials.  Crude oil that is produced is stored in storage tanks.  The Company will contact the purchaser and request it to pick up the crude oil from the storage tanks.  When the purchaser picks up the crude from the storage tanks, control of the crude transfers to the purchaser, the Company’s contractual obligation is satisfied, and revenues are recognized.  The sales of oil represent the Company’s share of revenues net of royalties and excluding revenue interests owned by others.  When selling oil on behalf of royalty owners or working interest owners, the Company is acting as an agent and thus reports revenues on a net basis to the Company.  Fees and other deductions incurred prior to transfer of control are recorded as production costs.  Revenues are reported net of fees and other deductions incurred after transfer of control.

The Company operates certain salt water disposal wells, some of which accept water from third parties.  The contracts with the third parties primarily require a flat monthly fee for the third parties to dispose water into the wells.  In some cases, the contract is based on a per barrel charge to dispose water into the wells.  There is no requirement under the contracts for these third parties to use these wells for their water disposal.  If the third parties do dispose water into the Company operated wells during a given month, the Company has met its contractual obligations and revenues are recognized for that month.

The following table presents the disaggregated revenue by commodity for the three months and nine months ended September 30, 2020 and 2019 (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2020	2019	2020	2019

Crude oil	$757	$1,208	$2,275	$3,757
Saltwater disposal fees	8	7	17	20
Total	$765	$1,215	$2,292	$3,777

There were no natural gas imbalances at September 30, 2020 or December 31, 2019.

Revenue Recognition

Effective January 1, 2018, the Company adopted ASU 2014-09 Revenue from Contracts with Customers.  The Company identifies the contracts with each of its customers and the separate performance obligations associated with each of these contracts.  Revenues are recognized when the performance obligations are satisfied and when it transfers control of goods or services to customers at an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services.

Crude oil is sold on a month-to-month contract at a price based on an index price from the purchaser, net of differentials.  Crude oil that is produced is stored in storage tanks.  The Company will contact the purchaser and request them to pick up the crude oil from the storage tanks.  When the purchaser picks up the crude from the storage tanks, control of the crude transfers to the purchaser, the Company’s contractual obligation is satisfied, and revenues are recognized.  The sales of oil represent the Company’s share of revenues net of royalties and excluding revenue interests owned by others.  When selling oil on behalf of royalty owners or working interest owners, the Company is acting as an agent and thus reports revenues on a net basis.  Fees and other deductions incurred prior to transfer of control are recorded as production costs.  Revenues are reported net of fees and other deductions incurred after transfer of control.

Electricity from the Company’s methane facility was sold on a long-term contract.  There were no specific volumes of electricity that were required to be delivered under this contract.  Electricity passed through sales meters located at the Carter Valley landfill site, at which time control of the electricity transferred to the purchaser, the Company’s contractual obligation was satisfied, and revenues were recognized.  The Company sold its methane facility and generation assets on January 26, 2018 and therefore will not recognize revenues associated with any sales volumes after that date.  Revenues associated with the methane facility are included in Discontinued Operations. (See Note 5. Discontinued Operations)

The Company operates certain salt water disposal wells, some of which accept water from third parties.  The contracts with the third parties primarily require a flat monthly fee for the third parties to dispose water into the wells.  In some cases, the contract is based on a per barrel charge to dispose water into the wells.  There is no requirement under the contracts for these third parties to use these wells for their water disposal.  If the third parties do dispose water into the Company operated wells in a given month, the Company has met its contractual obligations and revenues are recognized for that month.

The following table presents the disaggregated revenue by commodity for the years ended December 31, 2019 and 2018 (in thousands):

	Year ended December 31,
	2019	2018

Crude oil	$4,884	5,840
Saltwater disposal fees	27	31
Total	$4,911	$5,871

There were no natural gas imbalances at December 31, 2019 or 2018.

Cash And Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include temporary cash investments with a maturity of ninety days or less at date of purchase.	Cash and Cash Equivalents Cash and cash equivalents include temporary cash investments with a maturity of ninety days or less at date of purchase.
Inventory
Inventory

Inventory consists of crude oil in tanks and is carried at lower of cost or market value.  The cost value component of the oil inventory is calculated using the average cost per barrel for the three months ended September 30, 2020 and December 31, 2019.  These costs include production costs and taxes.  The market value component is calculated using the average September 30, 2020 and December 2019 oil sales prices received by the Company.  At September 30, 2020 and December 31, 2019, the cost component was used to value oil inventory.  At September 30, 2020 and December 31, 2019, inventory consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Oil – carried at lower of cost or market	$302	$415
Total inventory	$302	$415

Inventory

Inventory consists of crude oil in tanks and is carried at lower of cost or market value.  The cost component of the oil inventory is calculated using the average quarterly per barrel cost for the quarter ended December 31, 2019 and December 31, 2018.  During 2019 and 2018, the Company included production costs and taxes in its calculation of estimated cost.  The market component is calculated using the average December 2019 and December 2018 oil sales price for the Company’s Kansas properties.  At December 31, 2018, the Company also carried equipment and materials to be used in its Kansas operation and is carried at the lower of cost or market value.  The cost component of the equipment and materials inventory represents the original cost paid for the equipment and materials.  The market component is based on estimated sales value for similar equipment and materials at the end of each year.  In January 2019, the Company sold its equipment inventory for $150,000 and recorded a gain on the sale of the in the amount of $45,000.  At December 31, 2019 and December 31, 2018, inventory consisted of the following (in thousands):

	December 31,
	2019	2018
Oil – carried at cost	$415	$359
Equipment and materials – carried at market	—	105
Total inventory	$415	$464

Full Cost Method Of Accounting
Full Cost Method of Accounting

The Company follows the full cost method of accounting for oil and gas property acquisition, exploration, and development activities.  Under this method, all costs incurred in connection with acquisition, exploration, and development of oil and gas reserves are capitalized.  Capitalized costs include lease acquisitions, seismic related costs, certain internal exploration costs, drilling, completion, and estimated asset retirement costs. The capitalized costs of oil and gas properties, plus estimated future development costs relating to proved reserves and estimated asset retirement costs which are not already included, net of estimated salvage value, are amortized on the unit-of-production method based on total proved reserves. The Company has determined its reserves based upon reserve reports provided by LaRoche Petroleum Consultants Ltd. since 2009. The costs of unproved properties are excluded from amortization until the properties are evaluated, subject to an annual assessment of whether impairment has occurred.  The Company had $0 in unevaluated properties as of September 30, 2020 and at December 31, 2019.  Proceeds from the sale of oil and gas properties are accounted for as reductions to capitalized costs unless such sales cause a significant change in the relationship between costs and the estimated value of proved reserves, in which case a gain or loss is recognized.

At the end of each reporting period, the Company performs a “ceiling test” on the value of the net capitalized cost of oil and gas properties. This test compares the net capitalized cost (capitalized cost of oil and gas properties, net of accumulated depreciation, depletion and amortization and related deferred income taxes) to the present value of estimated future net revenues from oil and gas properties using an average price (arithmetic average of the beginning of month prices for the prior 12 months) and current cost discounted at 10%  plus cost of properties not being amortized and the lower of cost or estimated  fair value of unproven properties included in the cost being amortized (ceiling). If the net capitalized cost is greater than the ceiling, a write-down or impairment is required.  A write-down of the carrying value of the asset is a non-cash charge that reduces earnings in the current period.  Once incurred, a write-down may not be reversed in a later period.  The Company did not record any impairment of its oil and gas properties during the nine months ended September 30, 2020 and 2019.

Accounts Receivable
Accounts Receivable

Accounts receivable consist of uncollateralized joint interest owner obligations due within 30 days of the invoice date, uncollateralized accrued revenues due under normal trade terms, generally requiring payment within 30 days of sales of oil and gas production, and other miscellaneous receivables. No interest is charged on past-due balances. Payments made on accounts receivable are applied first to the earliest unpaid items. We review accounts receivable periodically and reduce the carrying amount by a valuation allowance that reflects our best estimate of the amount that may not be collectible. There was no allowance recorded at September 30, 2020 or December 31, 2019.

The following table sets forth information concerning the Company’s accounts receivable (in thousands):

	September 30, 2020	December 31, 2019
Revenue	$259	$415
Tax	—	65
Joint interest	3	77
Accounts receivable - current	$262	$557

Tax - noncurrent	$—	$65

At December 31, 2019, the Company recorded a tax related current receivable of $65,000 and a tax related noncurrent receivable of $65,000.  In September 2020, the Company received a tax refund of approximately $130,000 associated with the current and noncurrent tax receivables that existed at December 31, 2019.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (“CARES” Act) was enacted in response to the COVID-19 pandemic.  The CARES Act, among other things, accelerated the Company’s ability to recover refundable alternative minimum tax (“AMT”) credits to 2018 and 2019.  As a result, the Company has reclassified the $65,000 of the remaining noncurrent AMT credit carryforwards from a noncurrent receivable to a current receivable.  The Company requested a refund of these AMT credits when it filed its 2019 tax return and received this refund in September 2020.  (See Note (2) Income Taxes)

Accounts Receivable

Accounts receivable consist of uncollateralized joint interest owner obligations due within 30 days of the invoice date, uncollateralized accrued revenues due under normal trade terms, generally requiring payment within 30 days of production, and other miscellaneous receivables. No interest is charged on past-due balances. Payments made on accounts receivable are applied to the earliest unpaid items. We review accounts receivable periodically and reduce the carrying amount by a valuation allowance that reflects our best estimate of the amount that may not be collectible. No allowance was recorded at December 31, 2019 and 2018.  At December 31, 2019 and 2018, accounts receivable consisted of the following (in thousands):

	December 31,
	2019	2018
Revenue	$415	$396
Tax	65	129
Joint interest	77	8
Accounts receivable - current	$557	$533

Tax - noncurrent	$65	$130

At December 31, 2019 and December 31, 2018, the Company recorded a tax related non-current receivable in the amount of $65,000 and $130,000, respectively.  (See Note 13. Income Taxes)